Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	5.20563%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,055,198.60

Principal:
Principal Collections	$31,106,386.39
Prepayments in Full	$13,517,436.97
Liquidation Proceeds	$186,604.59
Recoveries	$5,302.09
Sub Total	$44,815,730.04
Collections	$50,870,928.64

Purchase Amounts:
Purchase Amounts Related to Principal	$231,371.41
Purchase Amounts Related to Interest	$383.93
Sub Total	$231,755.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,102,683.98

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,102,683.98
Servicing Fee	$1,326,849.29	$1,326,849.29	$0.00	$0.00	$49,775,834.69
Interest - Class A-1 Notes	$990,283.22	$990,283.22	$0.00	$0.00	$48,785,551.47
Interest - Class A-2a Notes	$1,080,000.00	$1,080,000.00	$0.00	$0.00	$47,705,551.47
Interest - Class A-2b Notes	$1,098,243.33	$1,098,243.33	$0.00	$0.00	$46,607,308.14
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$44,758,849.81
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$44,484,849.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,484,849.81
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$44,311,159.81
Second Priority Principal Payment	$2,925,402.37	$2,925,402.37	$0.00	$0.00	$41,385,757.44
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,385,757.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,385,757.44
Regular Principal Payment	$230,720,741.04	$41,385,757.44	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,102,683.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$2,925,402.37
Regular Principal Payment					$41,385,757.44
Total					$44,311,159.81

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$44,311,159.81	$134.28	$990,283.22	$3.00	$45,301,443.03	$137.28
Class A-2a Notes	$0.00	$0.00	$1,080,000.00	$3.60	$1,080,000.00	$3.60
Class A-2b Notes	$0.00	$0.00	$1,098,243.33	$4.48	$1,098,243.33	$4.48
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$44,311,159.81	$28.06	$5,464,674.88	$3.46	$49,775,834.69	$31.52

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$233,646,143.41	0.7080186	$189,334,983.60	0.5737424
Class A-2a Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-2b Notes	$245,000,000.00	1.0000000	$245,000,000.00	1.0000000
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,482,586,143.41	0.9389756	$1,438,274,983.60	0.9109117

Pool Information
Weighted Average APR	4.745%	4.748%
Weighted Average Remaining Term	55.56	54.75
Number of Receivables Outstanding	41,673	41,026
Pool Balance	$1,592,219,152.95	$1,546,834,447.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,489,846,832.30	$1,448,090,741.04
Pool Factor	0.9428136	0.9159396

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$98,743,706.13
Targeted Overcollateralization Amount	$130,322,663.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,559,463.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$342,906.42
(Recoveries)		2	$5,302.09
Net Loss for Current Collection Period			$337,604.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2544%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0231%
Current Collection Period			0.2581%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		142	$374,338.67
(Cumulative Recoveries)			$5,302.09
Cumulative Net Loss for All Collection Periods			$369,036.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0219%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,636.19
Average Net Loss for Receivables that have experienced a Realized Loss			$2,598.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	173	$7,895,938.44
61-90 Days Delinquent	0.07%	25	$1,101,223.11
91-120 Days Delinquent	0.00%	1	$33,005.67
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.58%	199	$9,030,167.22

Repossession Inventory:
Repossessed in the Current Collection Period		7	$276,428.23
Total Repossessed Inventory		10	$383,871.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0047%
Prior Collection Period			0.0288%
Current Collection Period			0.0634%
Three Month Average			0.0323%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0733%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	94	$4,805,067.13
2 Months Extended	153	$7,139,326.38
3+ Months Extended	17	$754,042.04

Total Receivables Extended	264	$12,698,435.55
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer